Fair Value Measurements (Summary Of Changes In Fair Value Of Level 3 Financial Assets Measured At Fair Value On Recurring Basis) (Detail) (Auction Rate Securities [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0.2
Realized gains included in net investment gains
Unrealized losses included in other comprehensive income
Disposals	$ (0.2)